Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Sales	$ 182,054	$ 142,749	$ 304,831	$ 248,505	$ 622,522	$ 53,435
Cost of sales	41,344	29,544	56,101	41,862	104,854
Gross profit	140,710	113,205	248,730	206,643	517,668	53,435
Operating expenses:
General and administrative	187,256	216,706	465,745	328,521	1,746,353	193,747
Amortization		127,350	8,437	246,263	500,964
Depreciation	3,715	2,132	6,842	4,264	18,276	5,412
Advertising	74,686	7,122	86,028	10,234	0
Event expenses	83,925	7,429	83,925	13,401
Players cost	46,871		52,871
Rent expenses	75,238	13,361	120,470	26,754
Bad debts - related party					21,302
Salaries and wages	134,918	106,323	173,073	135,371	391,203
Software development		918		1,805	1,341	3,491
Officer compensation	1,200,000	741,000	2,711,500	1,482,000	3,706,697	1,684,448
Professional fees	122,694	37,833	199,322	85,495	173,984	127,181
Professional stock-based fees					974,000	627,400
Loss on extinguishment of accounts and due to related parties						1,106,636
Total operating expenses	1,929,303	1,260,174	3,908,213	2,334,108	7,534,120	3,748,315
Other income (loss):
Loss on debt settlement	(413,610)		(413,610)			1,106,636
Impairment of market securities	(8,126)		(8,126)
Gain on disposal of investment	15,000		15,000
Gain on measurement of equity method investment in Oxford City FC (Trading) Limited				10,600	10,600
Share of loss of Oxford City Football Club (Trading) Limited						(17,045)
Total other income	(406,736)		(406,736)	10,600	10,600	(17,045)
Loss before income taxes	(2,195,329)	(1,146,969)	(4,066,219)	(2,116,865)	(7,005,852)	(3,711,925)
Provision for income taxes
Net loss	(2,195,329)	(1,146,969)	(4,066,219)	(2,116,865)	(7,005,852)	(3,711,925)
Net loss attributable to non-controlling interest	60,992	82,515	68,589	131,289	149,996
Net loss attributable to Oxford City Football Club, Inc.	(2,134,337)	(1,064,454)	(3,997,630)	(1,985,576)	(6,855,856)	(3,711,925)
Other comprehensive income (loss)
Foreign exchange translation adjustment	4,755	(41,550)	11,971	(68,299)	(88,341)
Comprehensive loss	$ (2,129,582)	$ (1,106,004)	$ (3,985,659)	$ (2,053,875)	$ (6,944,197)	$ (3,711,925)
Basic loss per common share	$ (0.12)	$ (1.18)	$ (0.24)	$ (3.05)	$ (1.91)	$ (12.33)
Basic weighted average common shares outstanding	17,818,855	898,502	16,688,878	651,371	3,584,194	300,973